Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

9. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Salary and welfare payable	2,349	2,119
Value-added tax payable	139	296
Rental payable	826	131
Others	452	624
Total	3,766	3,170